Presentation and preparation of the consolidated financial statements and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Depreciation is calculated under the straight-line method, based on the estimated useful lives, in years

The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis if appropriate. Depreciation is calculated under the straight-line method, based on the estimated useful lives as shown below (in years):

	December 31,
	2017	2016
Data processing equipment	2,5 to 5	2,5 to 5
Furniture and fittings	10	10
Facilities	10	10
Leasehold improvements	10	10
Machinery and equipment	5 to 10	10
Vehicles	5	—